2. BASIS OF PREPARATION: New accounting standards and interpretations (Policies)	12 Months Ended
Sep. 30, 2019
Policies
New accounting standards and interpretations

New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the September 30, 2019 reporting period.  The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•      IFRS 16 Leases (effective January 1, 2019)

Under IFRS 16, virtually all leases are required to be accounted for as finance leases rather than operating leases, where the required lease payments are disclosed as a commitment in the notes to the financial statements. As a result, the company will be required to recognize leased assets (“right-of-use” assets) and the related lease liability on the statement of financial position.

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.